UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pardus Capital Management, L.P.
Address: 1001 Avenue of the Americas
         Suite 1100
         New York, New York  10018

13F File Number:  28-11762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Hamid Zanganeh
Title:     Chief Compliance Officer
Phone:     212.719.7550

Signature, Place, and Date of Signing:

     Hamid Zanganeh     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $651,030 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TOTAL FITNESS HLDG COR   COM              05873K108     3724  6105500 SH       SOLE                  6105500
FORD MTR CO DEL                COM PAR $0.01    345370860    94680 12000000 SH       SOLE                 12000000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108    12675  3250000 SH       SOLE                  3250000
QIMONDA AG                     SPONSORED ADR    746904101    12206   850000 SH       SOLE                   850000
UAL CORP                       COM NEW          902549807   133595  3500000 SH       SOLE                  3500000
VIRGIN MEDIA INC               COM              92769L101   202000  8000000 SH       SOLE                  8000000
VISTEON CORP                   COM              92839U107   192150 22500000 SH       SOLE                 22500000